Other Long-term Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Long-term Financial Liabilities
Derivative liabilities (Note 28)	$ 4,710	$ 5,627
Security deposits	458	346
Satellite performance incentive payments	37,343	47,268
Other		1,280
Other long-term financial liabilities	$ 42,511	$ 54,521